Deposits from customers in the banking business - Summary of Deposit from Customers (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deposits from customers [abstract]
Deposits from customers in the banking business	$ 374	$ 3